UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225
                                                      --------

                        OPPENHEIMER QUEST FOR VALUE FUNDS
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED


                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--77.1%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Starwood Hotels & Resorts Worldwide, Inc.                                                   107,600    $        6,733,608
-----------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                                                                   217,440             6,784,128
                                                                                                       ---------------------
                                                                                                               13,517,736
-----------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
Liberty Media Holding Corp.-Interactive, Series A 1                                       1,153,750            28,116,888
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--7.5%
Liberty Global, Inc., Series A 1                                                          1,435,422            43,148,785
-----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                          1,473,428            41,594,872
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                             255,610            26,148,903
                                                                                                       ---------------------
                                                                                                              110,892,560
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.2%
-----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Constellation Brands, Inc., Cl. A 1                                                         322,500             7,978,650
-----------------------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                   163,600            12,880,228
                                                                                                       ---------------------
                                                                                                               20,858,878
-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
ConAgra Foods, Inc.                                                                         259,400             6,669,174
-----------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                    64,931            23,820,825
                                                                                                       ---------------------
                                                                                                               30,489,999
-----------------------------------------------------------------------------------------------------------------------------
TOBACCO--5.7%
Altria Group, Inc.                                                                          714,000            62,396,460
-----------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                  326,400            22,371,456
                                                                                                       ---------------------
                                                                                                               84,767,916
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Halliburton Co.                                                                             198,000             5,848,920
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.9%
BP plc, ADR                                                                                 143,900             9,139,089
-----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           311,900            23,111,790
-----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                          56,500             5,989,000
-----------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                                  51,100             5,022,108
                                                                                                       ---------------------
                                                                                                               43,261,987
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.1%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.9%
E*TRADE Financial Corp. 1                                                                   401,200             9,781,256
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                      768,080            48,278,826
                                                                                                       ---------------------
                                                                                                               58,060,082
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.6%
Wachovia Corp.                                                                              552,800            31,233,200
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           628,500            22,575,720
                                                                                                       ---------------------
                                                                                                               53,808,920
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.1%
Capital One Financial Corp.                                                                 235,600            18,942,240

                  1 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
SLM Corp.                                                                                   243,860    $       11,207,806
                                                                                                       ---------------------
                                                                                                               30,150,046
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp.                                                                       338,600            17,803,588
-----------------------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert SA                                                                 200,000            23,403,003
                                                                                                       ---------------------
                                                                                                               41,206,591
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
Everest Re Group Ltd.                                                                       181,900            17,025,840
-----------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             247,000             8,620,300
-----------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                         337,300            10,068,405
                                                                                                       ---------------------
                                                                                                               35,714,545
-----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Freddie Mac                                                                                  68,700             4,460,691
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.1%
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.9%
Amgen, Inc.(1,2)                                                                            146,300            10,295,131
-----------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                               749,800             8,832,644
-----------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                           476,000            16,498,160
-----------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                               749,440            22,385,773
                                                                                                       ---------------------
                                                                                                               58,011,708
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Boston Scientific Corp. 1                                                                   471,800             8,704,710
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
WellPoint, Inc. 1                                                                           216,000            16,930,080
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Medicines Co. (The) 1                                                                       225,100             6,892,562
-----------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                            156,400             9,022,716
-----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                      477,500            21,048,200
                                                                                                       ---------------------
                                                                                                               36,963,478
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.6%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
Empresa Brasileira de Aeronautica SA, ADR 3                                                 180,500             7,319,275
-----------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                    945,200            16,125,112
-----------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                  125,950             3,857,849
-----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   372,600            25,344,252
                                                                                                       ---------------------
                                                                                                               52,646,488
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
Siemens AG, Sponsored ADR                                                                   356,800            39,508,464
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Navistar International Corp. 1                                                              133,700             5,914,888
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.4%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc. 1                                                                       553,900            14,728,201
-----------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                    228,100             4,133,172

                  2 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
QUALCOMM, Inc.                                                                              111,500    $        4,199,090
                                                                                                       ---------------------
                                                                                                               23,060,463
-----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Hutchinson Technology, Inc. 1                                                               334,500             7,432,590
-----------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       142,800            14,158,620
                                                                                                       ---------------------
                                                                                                               21,591,210
-----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
eBay, Inc. 1                                                                                419,900            13,600,561
-----------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                              168,100             4,758,911
                                                                                                       ---------------------
                                                                                                               18,359,472
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Texas Instruments, Inc.                                                                     714,700            22,291,493
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--13.6%
Compuware Corp. 1                                                                         1,200,300            10,766,691
-----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           2,223,200            68,607,952
-----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                            2,036,300            14,763,175
-----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            982,300            26,129,180
-----------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,3,4                                                 4,722,550            82,077,919
                                                                                                       ---------------------
                                                                                                              202,344,917
-----------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.9%
-----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Martin Marietta Materials, Inc.                                                              47,300             5,459,366
-----------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                       72,600             5,330,292
-----------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                         51,800             5,275,312
                                                                                                       ---------------------
                                                                                                               16,064,970
-----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Companhia Vale do Rio Doce, Sponsored ADR 3                                                 423,400            12,164,282
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                                                         518,900             9,251,987
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.6%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Reliant Energy, Inc. 1                                                                      974,400            14,499,072
-----------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.6%
AES Corp. (The) 1                                                                         1,191,700            24,775,442
                                                                                                       ---------------------
Total Common Stocks (Cost $970,353,744)                                                                     1,144,238,883

                                                                                          Principal
                                                                                             Amount
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.3%
Conseco, Inc., 3.50% Cv. Sr. Unsec. Bonds, 9/30/35 (Cost $3,950,045)                 $    4,000,000             3,970,000
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.0%
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.27%, 8/10/11 5,6                           3,000,000             3,041,550
-----------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts.:                              3,000,000             3,014,400
Cl. A-I, 10.603%, 6/6/08 5,6
Cl. A-I, 12.603%, 6/6/08 5,6                                                              3,000,000             3,008,550


                  3 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                          Principal
                                                                                             Amount                 Value
-----------------------------------------------------------------------------------------------------------------------------
Successor Hurricane Modeled Ltd. Catastrophe Linked Nts., Cl. B-I, 16.003%,
12/6/07 5,6                                                                          $    3,000,000    $        3,053,400
-----------------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Series A-I, 9.603%,
6/6/08 5,6                                                                                3,000,000             3,035,550
                                                                                                       ---------------------
Total Structured Notes (Cost $15,000,000)                                                                      15,153,450


                                              Expiration                  Strike
                                                    Date                   Price          Contracts
-----------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-----------------------------------------------------------------------------------------------------------------------------
Tribune Co. Put 1  (Cost $248,250)               2/19/07                     $30              2,500                62,500


                                                                                             Shares
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--23.0%
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET--23.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%  4,7,8
(Cost $342,222,369)                                                                     342,222,369           342,222,369
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,331,774,408)                                                    1,505,647,202
-----------------------------------------------------------------------------------------------------------------------------


                                                                                          Principal
                                                                                             Amount
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.4% 9
-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.2%
Undivided interest of 0.27% in joint repurchase agreement (Principal
Amount/Value $2,850,000,000, with a maturity value of $2,850,418,792) with
Nomura Securities, 5.29%, dated 1/31/07, to be repurchased at $7,830,076 on
2/1/07, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $2,907,000,000                                                       $    7,828,926             7,828,926
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4% in joint repurchase agreement (Principal Amount/Value
$500,000,000 with a maturity value of $500,074,340) with Credit Suisse First
Boston LLC, 5.3525%, dated 1/31/07, to be repurchased at $20,002,974 on 2/1/07, collateralized by Private Label CMOs, 0.00%-6.875%, 11/15/07-10/4/50,
with a value of $525,004,817                                                             20,000,000            20,000,000
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 7% in joint repurchase agreement (Principal Amount/Value
$500,000,000 with a maturity value of $500,073,472) with Credit Suisse First
Boston LLC, 5.29%, dated 1/31/07, to be repurchased at $35,005,143 on 2/1/07, collateralized by Private Label CMOs, 0.00%-8.278%, 6/1/08-1/6/51, with a
value of $525,000,490                                                                    35,000,000            35,000,000
                                                                                                       ----------------------
                                                                                                               62,828,926
-----------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.2%
Natexis Banques Populaires NY, 5.34%, 11/1/06                                             2,000,000             2,000,000
                                                                                                       ----------------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $64,828,926)                                                                           64,828,926
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,396,603,334)                                             105.8%        1,570,476,128
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (5.8)          (85,761,752)
                                                                                     ----------------------------------------
Net Assets                                                                                    100.0%   $    1,484,714,376
                                                                                     ========================================

                  4 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

Footnotes to Statement of Investments
1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                 CONTRACTS    EXPIRATION   EXERCISE      PREMIUM
                           SUBJECT TO CALL          DATE      PRICE     RECEIVED       VALUE
-----------------------------------------------------------------------------------------------
Amgen, Inc.                            265       4/23/07     $   75    $ 139,253   $  30,475

3. Partial or fully-loaned security. See accompanying Notes.
4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES                                         SHARES
                                                     OCTOBER 31,         GROSS           GROSS      JANUARY 31,
                                                            2006     ADDITIONS      REDUCTIONS             2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                   411,573,319   133,050,385     202,401,335      342,222,369

Take-Two Interactive Software, Inc.                    4,722,550            --              --        4,722,550


                                                                                                       DIVIDEND
                                                                                         VALUE           INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                        $ 342,222,369     $  5,427,226


Take-Two Interactive Software, Inc.                                                 82,077,919           --
                                                                                 ------------------------------
                                                                                 $ 424,300,288     $  5,427,226
                                                                                 ==============================


                  5 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED



5. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $15,153,450, which represents 1.02% of the Fund's net assets. See accompanying Notes.
6. Represents the current interest rate for a variable or increasing rate security.
7. Rate shown is the 7-day yield as of January 31, 2007.
8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.
9. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

                                                                                            SHARES
                                                                                        SOLD SHORT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK SECURITIES SOLD SHORT--(13.6)% 1
Alcon, Inc.                                                                                 (37,660)   $       (4,434,842)
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            (273,600)          (15,083,568)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity NASDAQ Composite Index-Tracking                                                 (1,403,600)         (135,854,444)
-----------------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Unit Investment Trust                                                         (1,043,100)          (45,969,417)
                                                                                                       ----------------------
Total Common Stock Securities Sold Short (Proceeds $(183,131,780))                                     $     (201,342,271)
                                                                                                       ======================

1. Collateral on short sales was segregated by the Fund in the amount of $362,661,515, which represented 180.12% of the market value of securities sold short. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.

                  6 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities in the annual and semiannual reports. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

                  7 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended January 31, 2007 was as follows:

                                                               CALL OPTIONS
                                       ------------------------------------
                                               NUMBER OF          AMOUNT OF
                                               CONTRACTS           PREMIUMS
---------------------------------------------------------------------------
Options outstanding as of
October 31, 2006                                     265  $         139,253
                                       -----------------  -----------------
Options outstanding as of
January 31, 2007                                     265  $         139,253
                                       ================== =================

                  8 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS
Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of January 31, 2007 is as follows:

                                                             NOTIONAL
                                                               AMOUNT        ANNUAL
                                                          RECEIVED BY      INTEREST
                                                        THE FUND UPON     RATE PAID     TERMINATION         UNREALIZED
COUNTERPARTY         REFERENCED DEBT OBLIGATION          CREDIT EVENT   BY THE FUND           DATES       APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                     Custom basket of Asset-Backed
                     Securities                        $   60,000,000        3.244 %       11/25/39      $   1,747,071
                     Custom basket of Asset-Backed
                     Securities                           125,000,000        3.150          7/25/45            671,455
                                                                                                         -------------
                                                                                                         $   2,418,526
                                                                                                         =============

                  9 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of January 31, 2007 is as follows:

                                                             NOTIONAL
                                                               AMOUNT         ANNUAL
                                                              PAID BY        INTEREST
                                                        THE FUND UPON   RATE RECEIVED     TERMINATION         UNREALIZED
COUNTERPARTY         REFERENCED DEBT OBLIGATION          CREDIT EVENT     BY THE FUND           DATES       APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
               Custom basket of Asset-Backed
               Securities                              $   10,000,000        19.50 %         11/25/39      $   1,488,111
               Custom basket of Asset-Backed
               Securities                                  20,500,000        19.25            7/25/45            679,250
                                                                                                           ----------------
                                                                                                           $   2,167,361
                                                                                                           ================

                 10 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

TOTAL RETURN SWAP CONTRACTS
A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of January 31, 2007, the Fund had entered into the following total return swap agreements:

SWAP COUNTERPARTY              PAID BY THE FUND           RECEIVED BY THE FUND     NOTIONAL AMOUNT   TERMINATION        UNREALIZED
                                                                                                           DATES      DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                         If positive, the Total
                   Return of a custom basket of
                       securities and One-Month         If positive, the Total
                   EURIBOR plus spread based on     Return of Groupe Bruxelles
                            the value of Groupe        Lambert SA (equity) and
                           Bruxelles Lambert SA        One-Month EURIBOR minus
                     (equity). If negative, the       spread based on a custom
                         Total Return on Groupe    equity basket. If negative,
                           Bruxelles Lambert SA        the Total Return on the
                                      (equity).    custom basket of securities:
                                                                                        90,000 EUR       6/19/07     $    612,176
                                                                                     ---------------------------------------------
                                                                                       310,000 EUR       6/21/07        2,132,029
                                                                                     ---------------------------------------------
                                                                                         5,996 EUR       6/21/07           42,182
                                                                                     ---------------------------------------------
                                                                                       226,000 EUR       6/21/07        1,749,455
                                                                                     ---------------------------------------------
                                                                                        60,000 EUR       6/22/07          410,618
                                                                                     ---------------------------------------------
                                                                                        20,000 EUR       6/25/07          141,025
                                                                                     ---------------------------------------------
                                                                                       513,000 EUR       6/25/07        5,509,901
                                                                                     ---------------------------------------------
                                                                                       400,000 EUR       6/26/07        4,075,388
                                                                                                                     -------------
                                                                                                                     $ 14,672,774
                                                                                                                     =============

                 11 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

Notional amount is reported in U.S. Dollars, except for
those denoted in the following currency:
EUR                                             Euro
Abbreviation is as follows:
EURIBOR                                         Euro Interbank
                                                Offered Rate

ILLIQUID SECURITIES
As of January 31, 2007, investments in securities included issues that are illiquid. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of January 31, 2007, the Fund had on loan securities valued at $65,466,882, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value"

                 12 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

and, when applicable, as "Receivable for Investments sold." Collateral of $64,828,926 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $    1,399,159,029
Federal tax cost of other investments                           (139,253)
                                                      --------------------
Total federal tax cost                                $    1,399,019,776
                                                      ====================

Gross unrealized appreciation                         $      200,451,622
Gross unrealized depreciation                                (43,447,354)
                                                      --------------------
Net unrealized appreciation                           $       157,004,268
                                                      ====================


                 13 | Oppenheimer Quest Opportunity Value Fund



Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED



                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.4%
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.3%
----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.1%
Boyd Gaming Corp.                                                                           600,000    $       28,542,000
----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                         600,000            21,234,000
----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                              1,000,000            43,820,000
----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                              350,000            12,085,500
----------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                           1,300,000            40,352,000
----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                   300,000            18,774,000
                                                                                                       ---------------------
                                                                                                              164,807,500
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Harman International Industries, Inc.                                                       550,000            52,013,500
----------------------------------------------------------------------------------------------------------------------------------
Jarden Corp. 1                                                                            1,100,000            40,337,000
                                                                                                       ---------------------
                                                                                                               92,350,500
----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
ValueVision Media, Inc., Cl. A  1,2                                                        2,500,000            30,650,000
----------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Cablevision Systems Corp. New York Group, Cl. A                                           1,500,000            45,435,000
----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Outdoor Holdings, Inc., Cl. A 1                                             1,000,000            28,920,000
----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                          1,275,000            38,326,500
----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                          1,375,000            38,816,250
                                                                                                       ---------------------
                                                                                                              151,497,750
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Advance Auto Parts, Inc.                                                                  1,100,000            41,745,000
----------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                 1,852,261            37,804,647
----------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                        144,710             5,410,707
----------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                        625,000            31,456,250
----------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                    800,000            19,520,000
                                                                                                       ---------------------
                                                                                                              135,936,604
----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Quicksilver, Inc. 1                                                                       2,750,000            39,077,500
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.6%
----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.2%
Longs Drug Stores, Inc.                                                                     518,238            22,284,234
----------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                                        946,559            46,201,545
----------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                           1,600,000            60,768,000
                                                                                                       ---------------------
                                                                                                              129,253,779
----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
Bunge Ltd.                                                                                  150,000            11,542,500
----------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                       1,000,000            25,710,000
----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                                  1,100,000            28,886,000
                                                                                                       ---------------------
                                                                                                               66,138,500
----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Herbalife Ltd. 1                                                                            900,000            29,520,000


                  1 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.5%
----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
Cal Dive International, Inc. 1                                                            2,500,000    $       30,925,000
----------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                              675,000            40,932,000
----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. 1                                                          1,000,000            40,380,000
                                                                                                       ---------------------
                                                                                                              112,237,000
----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.7%
Kinder Morgan Management LLC 1                                                                    1                    35
----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                                        750,000            30,622,500
----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                     1,200,000            36,828,000
                                                                                                       ---------------------
                                                                                                               67,450,535
----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--20.7%
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
Affiliated Managers Group, Inc. 1                                                           400,000            44,560,000
----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                 1,800,000            43,884,000
----------------------------------------------------------------------------------------------------------------------------------
Granahan McCourt Acquisition Corp.  1,2                                                   1,350,000            10,800,000
----------------------------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                         475,000            20,710,000
                                                                                                       ---------------------
                                                                                                              119,954,000
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.5%
Compass Bancshares, Inc.                                                                    500,000            30,450,000
----------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                                  200,000            10,706,000
----------------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                     459,500            17,644,800
----------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                     625,000            29,412,500
----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                               600,000            50,892,000
                                                                                                       ---------------------
                                                                                                              139,105,300
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
SLM Corp.                                                                                 1,150,000            52,854,000
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Genesis Lease Ltd. ADS 1                                                                    650,000            16,848,000
----------------------------------------------------------------------------------------------------------------------------------
HFF, Inc., Cl. A 1                                                                           60,500             1,131,350
----------------------------------------------------------------------------------------------------------------------------------
iShares Russell Midcap Value Index Fund                                                     400,000            60,412,000
                                                                                                       ---------------------
                                                                                                               78,391,350
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--6.6%
ACE Ltd.                                                                                    325,000            18,778,500
----------------------------------------------------------------------------------------------------------------------------------
Employers Holdings, Inc. 1                                                                   27,700               553,169
----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                       850,000            79,560,000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                                1,675,000            39,764,500
----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                           1,425,000            49,732,500
----------------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                           850,000            41,735,000
----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                       1,200,000            35,820,000
                                                                                                       ---------------------
                                                                                                              265,943,669
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.1%
American Financial Realty Trust                                                           3,500,000            39,130,000
----------------------------------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                                                                 1,100,000            32,813,000
----------------------------------------------------------------------------------------------------------------------------------
Douglas Emmett, Inc.                                                                        450,000            12,312,000
                                                                                                       ---------------------
                                                                                                               84,255,000

                  2 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Meruelo Maddux Properties, Inc. 1                                                         3,000,000     $      32,040,000
----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
NewAlliance Bancshares, Inc.                                                              3,500,000            56,000,000
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.4%
----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Human Genome Sciences, Inc. 1                                                               214,400             2,525,632
----------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                         1,200,000            41,592,000
----------------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                               615,000            18,370,050
                                                                                                       ---------------------
                                                                                                               62,487,682
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.0%
Coventry Health Care, Inc. 1                                                                700,000            36,085,000
----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                                              950,000            51,870,000
----------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                          825,000            40,185,750
----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                              675,000            39,966,750
----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                            1,850,000            74,351,500
                                                                                                       ---------------------
                                                                                                              242,459,000
----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.8%
Invitrogen Corp. 1                                                                        1,000,000            61,230,000
----------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                                                          1,050,000            50,242,500
                                                                                                       ---------------------
                                                                                                              111,472,500
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.6%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Alliant Techsystems, Inc. 1                                                                 525,000            42,525,000
----------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                 1,000,000            40,550,000
----------------------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                            1,050,000            51,471,000
----------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                  650,000            19,909,500
                                                                                                       ---------------------
                                                                                                              154,455,500
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Acco Brands Corp. 1                                                                         500,000            12,065,000
----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Foster Wheeler Ltd. 1                                                                       800,000            42,776,000
----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.2%
AMETEK, Inc.                                                                              1,500,000            51,990,000
----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                                               400,000            36,556,000
                                                                                                       ---------------------
                                                                                                               88,546,000
----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--5.1%
Actuant Corp., Cl. A                                                                        600,000            29,874,000
----------------------------------------------------------------------------------------------------------------------------------
Altra Holdings, Inc. 1                                                                      700,000            10,080,000
----------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc.  2                                                                  1,347,358            38,898,225
----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                            1,200,000            53,088,000
----------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                       1,400,000            73,920,000
                                                                                                       ---------------------
                                                                                                              205,860,225
----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.0%
Hertz Global Holdings, Inc. 1                                                               400,000             7,448,000

                  3 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
Hunt (J.B.) Transport Services, Inc.                                                      1,300,000    $       32,669,000
                                                                                                       ---------------------
                                                                                                               40,117,000
----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.0%
----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
Corning, Inc. 1                                                                           1,200,000            25,008,000
----------------------------------------------------------------------------------------------------------------------------------
Finisar Corp. 1                                                                           6,000,000            19,440,000
----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                  1,500,000            27,180,000
                                                                                                       ---------------------
                                                                                                               71,628,000
----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Seagate Technology                                                                        1,450,000            39,280,500
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
Agilent Technologies, Inc. 1                                                              2,500,000            80,000,000
----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                                       400,000            27,088,000
                                                                                                       ---------------------
                                                                                                              107,088,000
----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.7%
BISYS Group, Inc. (The) 1                                                                   750,000             9,577,500
----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                500,000            21,260,000
                                                                                                       ---------------------
                                                                                                               30,837,500
----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
ASML Holding NV 1                                                                         1,500,000            38,280,000
----------------------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc. 1                                                                  9,000,000            16,740,000
----------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                                          600,000            24,390,000
----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                         1,000,000             9,400,000
                                                                                                       ---------------------
                                                                                                               88,810,000
----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                                                        2,000,000            34,060,000
----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                               800,000            27,744,000
----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                            6,000,000            43,500,000
----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                             3,500,000            40,320,000
----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                          1,500,000            39,900,000
                                                                                                       ---------------------
                                                                                                              185,524,000
----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--5.4%
----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.5%
Chemtura Corp.                                                                            2,000,000            23,040,000
----------------------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                        1,950,000            38,844,000
                                                                                                       ---------------------
                                                                                                               61,884,000
----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.7%
Martin Marietta Materials, Inc.                                                             425,000            49,053,500
----------------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                      827,163            60,730,307
                                                                                                       ---------------------
                                                                                                              109,783,807
----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
Steel Dynamics, Inc.                                                                        600,000            23,526,000
----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                   275,000            22,959,750
                                                                                                       ---------------------
                                                                                                               46,485,750

                  4 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Level 3 Communications, Inc. 1                                                            3,000,000    $       18,630,000
----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Crown Castle International Corp. 1                                                        1,250,000            43,950,000
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--7.3%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Edison International, Inc.                                                                  900,000            40,482,000
----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.2%
AES Corp. (The) 1                                                                         2,200,000            45,738,000
----------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                                            1,200,000            41,016,000
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                          700,000            41,951,000
                                                                                                       ---------------------
                                                                                                              128,705,000
----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Southern Union Co.                                                                        1,391,700            38,703,177
----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.1%
CMS Energy Corp. 1                                                                        5,000,000            83,450,000
                                                                                                       ---------------------
Total Common Stocks (Cost $3,306,010,964)                                                                   3,902,943,628
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.4%
MONEY MARKET--1.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%(2,3)
(Cost $57,040,878)                                                                       57,040,878            57,040,878
----------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $3,363,051,842)                                              98.8%        3,959,984,506
----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 1.2            48,964,465
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%   $    4,008,948,971
                                                                                 ===========================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                  5 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                         Shares        Gross          Gross            Shares
                                              October 31, 2006    Additions     Reductions  January 31, 2007
-------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A a         2,250,000      250,000        825,000         1,675,000
Granahan McCourt Acquisition Corp.                   1,350,000           --             --         1,350,000
Greenbrier Cos., Inc.                                       --    1,347,358             --         1,347,358
Grubb & Ellis Co.                                    2,000,000           --      2,000,000                --
Oppenheimer Institutional Money Market
Fund,  Cl. E, 5.35%                                165,612,944  483,571,993    592,144,059        57,040,878
ValueVision Media, Inc., Cl. A                       2,500,000           --             --         2,500,000

                                                                                     Dividend       Realized
                                                                         Value         Income           Gain
-------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A a                    $           --   $    599,980   $  2,777,892

Granahan McCourt Acquisition Corp.                                  10,800,000             --             --

Greenbrier Cos., Inc.                                               38,898,225         68,189             --

Grubb & Ellis Co.                                                           --             --      4,332,614
Oppenheimer Institutional Money Market Fund, Cl
E, 5.35%                                                            57,040,878      2,199,441             --

ValueVision Media, Inc., Cl. A                                      30,650,000             --             --
                                                               ----------------------------------------------

                                                                $  137,389,103   $  2,867,610   $  7,110,506
                                                               ==============================================


  a. No longer an affiliate as of January 31, 2007. The value of the security has therefore been excluded from this table.


3. Rate shown is the 7-day yield as of January 31, 2007.


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security

                  6 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED


is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a

                  7 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                  8 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED


Written option activity for the period ended January 31, 2007 was as follows:

                                                    PUT OPTIONS
                                 --------------------------------------
                                         NUMBER OF           AMOUNT OF
                                         CONTRACTS            PREMIUMS
-------------------------------- --------------------------------------
Options outstanding as of

October 31, 2006                            10,000          $  179,994

Options written                              5,000              61,098

Options closed or expired                  (15,000)           (241,092)
                                 --------------------------------------
Options outstanding as of

January 31, 2007                                 -          $      -
                                 ======================================

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                  9 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

Federal tax cost of securities                        $    3,380,093,383
                                                      ====================
Gross unrealized appreciation                         $      605,599,499

Gross unrealized depreciation                                (25,708,376)
                                                      --------------------
Net unrealized appreciation                           $      579,891,123
                                                      ====================


                  10 | Oppenheimer Small- & Mid- Cap Value Fund



Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--72.5%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.6%
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.8%
Carnival Corp.                                                                            1,500,000    $       77,340,000
-----------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                              6,300,000           283,059,000
-----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                         2,400,000           144,024,000
                                                                                                       ---------------------
                                                                                                              504,423,000
-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.8%
Centex Corp.                                                                              3,400,000           182,546,000
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
-----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Coca-Cola Co. (The)                                                                       2,000,000            95,760,000
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Walgreen Co.                                                                              1,300,000            58,890,000
-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                                                     1,400,000            95,620,000
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--8.4%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
GlobalSantaFe Corp.                                                                       1,500,000            87,015,000
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.1%
Chevron Corp.                                                                             1,300,000            94,744,000
-----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                            5,500,000           365,255,000
                                                                                                       ---------------------
                                                                                                              459,999,000
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--14.8%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--6.3%
Bank of New York Co., Inc. (The)                                                          6,000,000           240,060,000
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 1,800,000           168,408,000
                                                                                                       ---------------------
                                                                                                              408,468,000
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.8%
AFLAC, Inc.                                                                               1,800,000            85,698,000
-----------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                               1,600,000           140,960,000
-----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                             1,600,000           151,856,000
                                                                                                       ---------------------
                                                                                                              378,514,000
-----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.7%
Countrywide Financial Corp.                                                               4,000,000           173,920,000
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.4%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
Aetna, Inc.                                                                               2,800,000           118,048,000
-----------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                  4,000,000           209,040,000
                                                                                                       ---------------------
                                                                                                              327,088,000
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.3%
Abbott Laboratories                                                                       3,300,000           174,900,000
-----------------------------------------------------------------------------------------------------------------------------
Roche Holding Ltd., Sponsored ADR                                                         3,187,000           300,534,100
                                                                                                       ---------------------
                                                                                                              475,434,100
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.1%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
Boeing Co.                                                                                1,600,000           143,296,000
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
ChoicePoint, Inc. 1                                                                       2,430,000            93,530,700

                       1 | Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY--2.4%
Eaton Corp.                                                                               2,000,000    $      156,700,000
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.9%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.6%
Motorola, Inc.                                                                           15,000,000           297,750,000
-----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.1%
Dell, Inc. 1                                                                              2,500,000            60,625,000
-----------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                              10,000,000           139,900,000
                                                                                                       ---------------------
                                                                                                              200,525,000
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                          5,000,000            54,550,000
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.4%
Microsoft Corp.                                                                           3,000,000            92,580,000
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.1%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
AT&T, Inc.                                                                                3,000,000           112,890,000
-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.4%
NII Holdings, Inc. 1                                                                      2,500,000           184,500,000
-----------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                       1,880,000            33,520,400
                                                                                                       ---------------------
                                                                                                              218,020,400
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.3%
-----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Dominion Resources, Inc.                                                                  1,000,000            82,960,000
                                                                                                       ---------------------
Total Common Stocks (Cost $4,167,347,412)                                                                   4,700,479,200
                                                                                         Principal
                                                                                            Amount
-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--25.6%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.0%
-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08          $       34,360,000            34,075,327
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
CBS Corp., 5.625% Sr. Unsec. Nts., 5/1/07                                                19,560,000            19,567,452
-----------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                                     10,465,000            12,209,076
-----------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25% Sr. Unsec. Debs., 9/1/08                         19,640,000            20,145,612
-----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.70% Nts., 7/15/11                                               41,285,000            41,921,697
                                                                                                       ---------------------
                                                                                                               93,843,837
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                                   42,080,000            41,584,171
-----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                            39,130,000            38,992,302
                                                                                                       ---------------------
                                                                                                               80,576,473
-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
General Mills, Inc., 6% Unsec. Nts., 2/15/12                                             44,190,000            45,062,399
-----------------------------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                                         43,500,000            41,993,987
                                                                                                       ---------------------
                                                                                                               87,056,386

                       2 | Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                         Principal
                                                                                            Amount                 Value
-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                                 $       43,230,000    $       41,867,736
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--1.7%
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.7%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                                           43,790,000            43,331,650
-----------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                                           40,515,000            40,503,251
-----------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                                         28,750,000            28,765,036
                                                                                                       ---------------------
                                                                                                              112,599,937
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.1%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.2%
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10                              39,120,000            39,131,658
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 7.80% Nts., 8/15/07                                       39,130,000            39,629,651
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (USA), 5.75% Unsec. Nts., 4/15/07                      47,410,000            47,436,123
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                           33,880,000            34,376,816
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.70% Nts., Series B, 4/21/08                                 43,990,000            43,077,076
                                                                                                       ---------------------
                                                                                                              203,651,324
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Household Finance Corp., 7% Sr. Unsec. Unsub. Nts., 5/15/12                              20,000,000            21,465,760
-----------------------------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                               42,615,000            42,533,137
-----------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp:
4.50% Sr. Nts., Series P, 7/29/10                                                        15,610,000            15,205,639
5.30% Nts., 4/28/09                                                                      14,800,000            14,816,443
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.375% Nts., 6/1/10                                                      39,280,000            38,197,286
-----------------------------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                                         30,080,000            29,543,644
                                                                                                       ---------------------
                                                                                                              161,761,909
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.4%
American Express Credit Corp.:
3% Nts., 5/16/08                                                                         19,460,000            18,894,901
5% Nts., Series B, 12/2/10                                                               34,230,000            33,960,405
-----------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                 39,250,000            38,222,749
                                                                                                       ---------------------
                                                                                                               91,078,055
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Bank of America Corp., 4.375% Sr. Unsec. Nts., 12/1/10                                   53,980,000            52,326,485
-----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
4.75% Sr. Nts., 12/15/10                                                                 24,575,000            24,011,102
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                                     15,000,000            16,510,500
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                                          20,776,000            20,769,435
6% Nts., 2/21/12                                                                         15,000,000            15,456,045
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                                46,725,000            46,711,169
                                                                                                       ---------------------
                                                                                                              175,784,736
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.3%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                                  43,940,000            42,576,058
-----------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/1/07                 41,960,000            41,988,785
                                                                                                       ---------------------
                                                                                                               84,564,843

                       3 | Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED


                                                                                         Principal
                                                                                            Amount                 Value
-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.9%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                        $       42,325,000    $       44,548,967
-----------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp., 4.50% Sr. Unsec. Nts., 8/15/10                                   31,940,000            31,222,276
-----------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                                        43,810,000            44,085,609
                                                                                                       ---------------------
                                                                                                              119,856,852
-----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                   43,830,000            43,639,077
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                                   8,740,000             8,882,427
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Capital Corp.:
4.875% Nts., Series A, 10/21/10                                                          24,450,000            24,169,730
6% Nts., 6/15/12                                                                         19,700,000            20,316,334
                                                                                                       ---------------------
                                                                                                               44,486,064
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
John Deere Capital Corp., 3.875% Nts., Series D, 3/7/07                                  39,120,000            39,066,366
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.7%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Motorola, Inc., 4.608% Nts., 11/16/07                                                    43,850,000            43,558,091
-----------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.4%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10                                      48,875,000            47,325,418
-----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                                              44,705,000            44,347,002
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                              29,370,000            29,498,641
-----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                    24,450,000            26,014,164
7.375% Sr. Nts., 9/1/12                                                                  15,000,000            16,361,010
                                                                                                       ---------------------
                                                                                                               71,873,815
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.5%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Duke Capital Corp., 7.50% Bonds, 10/1/09                                                 30,455,000            31,893,053
                                                                                                       ---------------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,666,200,506)                                       1,661,788,728
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%
Federal Home Loan Board, 5%, 2/1/07 (Cost $47,100,000)                                   47,100,000            47,100,000
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $5,880,647,918)                                              98.8%        6,409,367,928
-----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 1.2            78,553,253
                                                                                   ------------------------------------------

Net Assets                                                                                    100.0%    $   6,487,921,181
                                                                                   ==========================================

Footnote to Statement of Investments
1. Non-income producing security.



NOTES TO STATEMENTS OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are

                       4 | Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED


valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENTS

                       5 | Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $    5,906,790,403
                                                      ====================

Gross unrealized appreciation                         $      529,684,056
Gross unrealized depreciation                                (27,106,531)
                                                      --------------------
Net unrealized appreciation                           $       502,577,525
                                                      ====================


                       6 | Oppenheimer Quest Balanced Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007